Stock Based Compensation (Details) - $ / shares	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Schedule of stock option activity
Granted, shares	499,000	0
Option exercisable
Options exercisable, Weighted Average Exercise Price Per Option
Employee and Non Employee Stock Option [Member]
Schedule of stock option activity
Options outstanding, Beginning balance
Granted, shares	499,000
Exercised, shares
Canceled/expired/forfeited, shares
Options outstanding, Ending balance	499,000
Options outstanding, Weighted Average Exercise Price Per Option
Granted, Weighted Average Exercise Price Per Option	2.05
Exercised, Weighted Average Exercise Price Per Option
Canceled/expired/forfeited, Weighted Average Exercise Price Per Option
Options outstanding, Ending balance, Weighted Average Exercise Price Per Option	$ 2.05